Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2017	December 31, 2016
	$	$
Balance at beginning of year	2,058,147,026	1,235,810,153
Purchases	6,649,463	31,366,408
Sales	(7,441,588)	(2,249,429)
Redemptions for physical bullion	(64,723,868)	(121,271,957)
Received on acquisition of Central GoldTrust	-	763,157,058
Realized losses on sales and redemptions for physical bullion	(2,757,701)	(13,241,616)
Change in unrealized gains (losses)	268,523,339	164,576,409
Balance at end of year	2,258,396,671	2,058,147,026